Discontinued Operations (Tables)	12 Months Ended
Jan. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Financial Results of Three Discontinued Operations

The financial results of the three discontinued operations are as follows:

	Years Ended January 31,
(in thousands)	2014	2013	2012
Revenues	$42,449	$46,614	$27,128
Income (loss) before income taxes	4,391	(35,144)	2,083
Income tax (expense) benefit	(3,424)	14,411	(592)
Net income (loss) from discontinued operations	967	(20,733)	1,491

Schedule of Major Classes of Assets and Liabilities of Costa Fortuna

The major classes of assets and liabilities of Costa Fortuna were as follows:

	As of January 31,
(in thousands)	2014	2013
Major classes of assets
Cash	$171	$—
Accounts receivable	6,053	14,602
Inventory	4,813	3,015
Other current assets	6,556	11,280

Total current assets discontinued operations	17,593	28,897

Total other assets discontinued operations	38,250	43,986

Total major classes of assets discontinued operations	$55,843	$72,883

Major classes of liabilities
Accounts payable	$2,936	$1,622
Short-term borrowings	6,396	3,906
Other current liabilities	5,697	11,754

Total current liabilities discontinued operations	15,029	17,282

Other long term liabilities discontinued operations	1,186	9,075

Total major classes of liabilities of discontinued operations	$16,215	$26,357